Condensed Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025		Dec. 31, 2024
Liabilities, Current [Abstract]
Accrued expenses	$ 225	$ 659
TOTAL LIABILITIES	138,062,603	659
Commitments and Contingencies
SHAREHOLDERS' DEFICIT
Additional paid-in capital	10	10
Accumulated deficit	(138,062,603)	(659)
Total Stockholder's Deficit	(138,062,603)	(659)
Archimedes Tech SPAC Partners II Co
Assets, Current [Abstract]
Cash	414,970	1,362,766
Prepaid Expense, Current	100,521	111,403
Total current assets	515,491	1,474,169
Deferred offering costs				$ 429,691
Prepaid insurance		9,896
Demand deposit held in Trust Account	244,162,068	239,860,969		0
TOTAL ASSETS	244,677,559	241,345,034		429,691
Liabilities, Current [Abstract]
Accrued expenses	576,160	61,277		23,000
Accrued offering costs		75,000		268,358
Accounts Payable, Current		1,239		0
Total current liabilities	138,518,160	137,516		483,391
Deferred underwriting fee payable	8,050,000	8,050,000
TOTAL LIABILITIES	146,568,160	8,187,516		483,391
Commitments and Contingencies
Ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.62 and $10.43 per share as of June 30, 2026 and December 31, 2025, respectively	244,162,068	239,860,969
SHAREHOLDERS' DEFICIT
Preferred Stock, Value, Issued
Ordinary shares, $0.0001 par value; 400,000,000 shares authorized; 6,590,000 shares issued and outstanding (excluding 23,000,000 shares subject to possible redemption) as of March 31, 2026 and December 31, 2025	659	659		575
Additional paid-in capital				24,425
Accumulated deficit	(146,053,328)	(6,704,110)		(78,700)
Total Stockholder's Deficit	(146,052,669)	(6,703,451)		(53,700)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	244,677,559	241,345,034	[1]	429,691	[1]
Related Party [Member] | Archimedes Tech SPAC Partners II Co
Liabilities, Current [Abstract]
Accounts Payable, Current	$ 0	$ 1,239
Promissory note - related party				$ 192,033

[1]	As of December 31, 2024, included an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.